Warrants - Activity - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 16, 2022	Jul. 16, 2021 shares	Jul. 15, 2021 USD ($)	Jan. 19, 2021
Warrants
Issued (in shares)				(138,215)	72,154
Warrants exercised (in shares)				177,723	64,542
Reclassification of warrants | $								$ 500
Additional warrant expense | $			$ 2,813	$ 2,813
Warrants issued							8,000
Warrant Expense | $		$ 2,813	$ 2,813	$ 2,813
Reverse stock split ratio, warrants				0.333
Reverse stock split adjustment ratio, warrants				0.02
Warrants converted in to common stock.	10,098			10,098
Risk Free Rate
Warrants
Warrant fair value measurement inputs						3.32		0.0044
Expected dividends
Warrants
Warrant fair value measurement inputs						0		0
Volatility
Warrants
Warrant fair value measurement inputs						64.8		1.221
Series A warrants
Warrants
Warrants exercised (in shares)				37,581
Warrants exercised (in dollars per share) | $ / shares				$ 234.00
Series E warrants
Warrants
Warrants exercised (in shares)				37,581
Warrants exercised (in dollars per share) | $ / shares				$ 300.00
Series G Warrants
Warrants
Issued (in shares)					72,154
Warrants exercised (in shares)				83,428
Warrants issued				11,274
Series G Warrants | Minimum
Warrants
Warrants exercised (in dollars per share) | $ / shares				$ 288.50
Series G Warrants | Maximum
Warrants
Warrants exercised (in dollars per share) | $ / shares				$ 300.00
Series G Warrants | Risk Free Rate
Warrants
Warrant fair value measurement inputs									0.45
Series G Warrants | Expected dividends
Warrants
Warrant fair value measurement inputs									0
Series G Warrants | Volatility
Warrants
Warrant fair value measurement inputs									97.1
Placement agent warrants
Warrants
Warrants exercised (in shares)					665
Institutional Investors
Warrants
Warrants issued				126,941
Series C pre-funded warrants
Warrants
Warrants exercised (in shares)				1,285	34,831
Warrants exercised (in dollars per share) | $ / shares				$ 10.50	$ 10.50
Series F prefunded warrants
Warrants
Warrants exercised (in shares)				7,754	29,047
Warrants exercised (in dollars per share) | $ / shares				$ 10.50	$ 10.50